Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member] Liquidity Arrangements [Member]	Dec. 31, 2012 Line of Credit [Member]	Mar. 30, 2012 Line of Credit [Member]
Significant Accounting Policies [Line Items]
Line of credit facility, maximum borrowing capacity										$ 5,000,000
Line of credit facility borrowing capacity, qualified billed accounts receivable, percent									85.00%
Line of credit facility borrowing capacity, qualified unbilled accounts receivable, percent									80.00%
Cash liquidity maturity period								3 months
Number of operating segment					1
Transaction gains or (losses)					(10,000)	(100,000)	100,000
Interest income	1,656	4,819	2,439	7,807	17,808	16,660	6,955
Restricted cash associated with a letter of credit						100,000	100,000
Accounts receivable, reclassified as prepaid expenses and other current assets						500,000	600,000
Realization of cumulative translation adjustment included in net loss					(1,227,656)
Share-based compensation forfeitures rate	12.00%	12.00%	12.00%	12.00%	12.00%
Stock options granted	145,000	185,000	205,000	200,948
Unrecognized share-based compensation expense related to unvested awards	1,800,000		1,800,000		2,300,000
Weighted average period over which unrecognized compensation is to be recognized			2 years 1 month 17 days		2 years 4 months 10 days
Unbilled accounts receivable	3,694,631		3,694,631		4,114,442	3,021,208
Impairment charges							4,635,489
Assets Held-for-sale, consisting of land and buildings							1,000,000
Gain on sale of assets held for sale						781,760
Impairment of Intangible Assets, Finite-lived							800,000
Deferred revenue	508,175		508,175		1,381,755	514,312
Costs reimbursed by the government as a reduction of research and development expenses		400,000	20,000	1,000,000	1,100,000	700,000	2,900,000
Therapeutic discovery tax grants, offset against research and development expense							900,000
Anti-dilutive securities excluded from computation of earnings per share	11,700,000	11,600,000	11,700,000	11,600,000	11,900,000	12,000,000	10,700,000
Provision for income taxes	$ 11,206	$ 16,133	$ 20,949	$ 166,538	$ 195,497